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                           COMMONWEALTH CAPITAL CORP.
                           2 Christy Drive, Suite 200
                              Chadds Ford, PA 19317


VIA EDGAR AND FEDERAL EXPRESS

December 20, 2006

Ms. Pamela Long
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C.  20549-7010

RE: COMMONWEALTH INCOME & GROWTH FUND VI
    PRE-EFFECTIVE AMENDMENT NO. 4 TO REGISTRATION STATEMENT ON FORM S-1 FILE NO. 333-131736

Dear Ms. Long:

         On behalf of Commonwealth Income & Growth Fund VI (the "Company" and the registrant with respect to above referenced filing), we are filing today Pre-Effective Amendment Number 4 to the Registration Statement on Form S-1, File No. 333-131736, pursuant to Rules 470 and 472 of Regulation C and Regulation S-T. The purpose of this amendment is to include current financial statements and to include minor changes requested by various state regulators and the NASD. One clean and four marked courtesy copies showing the changes made to the Registration Statement since the previous amendment have been delivered by overnight courier to the attention of Brigitte Lippmann of the Commission Staff.

         If you have any questions regarding this filing, please call me at 610-594-9600. Thank you.

                                   Sincerely,

                                   Commonwealth Capital Corp.


                                   By:   /s/ Richard G. Devlin
                                      ------------------------------------------
                                         Richard G. Devlin
                                         Vice President and General Counsel


cc: Brigitte Lippman, Esq.
    Kimberly A. Springsteen
    James Pruett